Accounting policies and determination criteria (Details Narrative)	12 Months Ended
Dec. 31, 2025
Accounting Policies And Determination Criteria
Applicable tax rate	15.00%
Additional tax rate	10.00%
Social contribution tax rate	15.00%
Percentage of entitys revenue	9.00%
Increase of capitalization of entites percentage	1.00%